                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number: 811-09447



                            Jacob Internet Fund Inc.
               (Exact name of registrant as specified in charter)


                   C/O Jacob Asset Management of New York LLC
                              507 Paseo de la Playa
                             Redondo Beach, CA 90277
               (Address of principal executive offices) (Zip code)


                                   Ryan Jacob
                   C/O Jacob Asset Management of New York LLC
                              507 Paseo de la Playa
                             Redondo Beach, CA 90277
                     (Name and address of agent for service)



                                 (310) 316-2924
               Registrant's telephone number, including area code



Date of fiscal year end: August 31

Date of reporting period:  August 31, 2005

Note: this amended Form N-CSR does not make any changes to Item 1. Report to Stockholders.

Item 1. Report to Stockholders.



                            Jacob Internet Fund Inc.




                                 Annual Report
                                August 31, 2005






      The Jacob Internet Fund is a mutual fund with the primary investment objective of long-term growth of capital with current income as a secondary objective.






                               Investment Adviser
                     Jacob Asset Management of New York LLC



                                   [JAM LOGO]

                               TABLE OF CONTENTS

Letter From the Manager..............    1
Additional Information on Fund
  Expenses...........................    4
Schedule of Investments..............    5
Statement of Assets and                  8
  Liabilities........................
Statement of Operations..............    9
Statement of Changes in Net Assets...   10
Financial Highlights.................   11
Notes to the Financial Statements....   12
Report of Independent Registered
  Public Accounting Firm.............   17
Additional Information...............   18

Dear Fellow Investors,

    Over the past year, we have seen the markets post modest gains, but with sharp swings in both directions. With energy prices continuing to climb, rising interest rates and the horrific tragedy along the gulf coast, our economy has had an unusually challenging year. With this backdrop, we are especially pleased that the Fund has been able to post decent gains over the past six and twelve month periods. While the first half of 2005 did have a substantial pullback in the market, the equity averages have since rebounded back to levels close to where they started the year. While this shows impressive resiliency, we are not convinced that the economy will avoid some slowdown before the end of the year.

    That being said, we do believe that many of the companies in our sector are less sensitive to these external issues. In our opinion, consumer adoption of Internet-related products and services is as strong as ever and businesses are starting to invest again in upgrading and improving their information technology systems. Additionally, we believe that the recent pick up in merger and acquisition activity in our sector, which has positively impacted several names in our portfolio, should continue to benefit the Fund.

    Our portfolio mix still tends to favor small-to-midsize companies, as that is where we are seeing the most favorable risk/reward situations. While we do own small positions in some of the larger Internet players, we are less likely to increase their weightings due to the near-term risks of a slowing economy. Our belief, which has been consistent over the past two years, is that the market averages will likely remain range-bound, and that focusing on individual names will continue to be critical in driving future performance for the Fund.

    One area of note, however, is that we have been increasing the Fund's exposure in new wireless communications and Internet telephony. In wireless communications, we have made some investments in companies that are developing next-generation wireless broadband technology (WiMAX). We believe that WiMAX will represent a significant improvement from existing and other potential wireless solutions, possibly supplanting wireline access in certain cases. While we are still more than a year away from significant deployments, major technology leaders (including Intel and Nokia) have embraced this new format.

    Internet telephony and Voice over IP (VOIP) communications is becoming more accepted by mainstream consumers and businesses, threatening the business models of legacy telecom service providers and providing opportunities for new enterprises. Several VOIP-related companies have made decent headway in establishing critical masses of users. In addition, many of the leading Internet-related companies want to expand into offering Internet telephony services and appear to be evaluating possible acquisitions to help in this effort. We have already added a few names we feel are promising in this area to the Fund's portfolio and are considering adding more in the coming months.

    Our broader strategy for selecting companies for the Fund remains the same -- invest in those companies that we believe can succeed through superior business plans and management teams, well-capitalized balance sheets and strong partnerships. Although we have our concerns with the broader economy's performance, we are confident in the Fund's positioning, and believe it is balanced in a way to minimize risk and maximize return potential. Longer-term, we continue to believe the Fund represents an excellent investment for those who wish to benefit from the sizable opportunities that the Internet provides throughout the global economy.

    Once again, we would like to thank all of the Fund's shareholders for their continued trust and confidence, and we look forward to a bright future together.

Ryan Jacob
Portfolio Manager

THERE ARE SPECIFIC RISKS INHERENT IN INVESTING IN THE INTERNET AREA, PARTICULARLY WITH RESPECT TO SMALLER CAPITALIZED COMPANIES AND THE HIGH VOLATILITY OF INTERNET STOCKS.

The opinions expressed above are those of the portfolio manager and are subject to change. Forecasts cannot be guaranteed.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. MUTUAL FUND INVESTING INVOLVES RISK; LOSS OF PRINCIPAL IS POSSIBLE.

Must be preceded or accompanied by a prospectus.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Quasar Distributors, LLC. Distributor (9/05)

                    INDUSTRY BREAKDOWN AS OF AUGUST 31, 2005
                           (AS A % OF COMMON STOCKS)

                                  [PIE CHART]


Internet--Media Content                      16%
Internet--Commerce                           32%
Internet--Communications                      9%
Internet--Infrastructure                     43%

The Fund's Annual and Semiannual Reports include a complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-888-SEC-0330.

                               [LINE CHART]

                                                            NASDAQ
            Jacob Internet Fund    S&P 500'r' Index     Composite Index
12/14/99         $10,000               $10,000             $10,000
08/31/00           5,540                10,813              11,510
08/31/01             830                 8,718               4,925
08/31/02             600                 6,704               3,578
08/31/03           1,480                 7,513               4,918
08/31/04           1,510                 8,374               4,990
08/31/05           2,060                 9,425               5,847



FOR PERIOD ENDED AUGUST 31, 2005
--------------------------------------------------------------------------------

                                                                                ANNUALIZED SINCE
                                                                                  COMMENCEMENT
                                                           ONE YEAR  FIVE YEAR   OF OPERATIONS
                                                           --------  ---------   -------------
Jacob Internet Fund......................................   36.42%   (17.95)%       (24.15)%
S&P 500'r'...............................................   12.56%    (2.71)%       (1.03)%
NASDAQ Composite Index...................................   17.18%   (12.67)%       (8.96)%

The Standard & Poor's 500'r' Index (S&P 500'r') is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The returns of the indices are not reduced by any fees or operating expenses.

This chart assumes an initial gross investment of $10,000 made on December 14, 1999 (commencement of operations) and reflects the fees charged on an account. Returns shown include the reinvestment of all dividends, but do not include the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

                    ADDITIONAL INFORMATION ON FUND EXPENSES

FOR THE SIX MONTHS ENDED AUGUST 31, 2005

    As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The Fund currently charges no sales loads or exchange fees. The Fund assesses a redemption fee of 2% on shares sold within 30 days following their purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period
(3/1/05 - 8/31/05).

ACTUAL EXPENSES

    The first line of the table below provides information about account values based on actual returns and actual expenses. Although the Fund charges no sales load, the Fund charges a redemption fee of 2% on shares sold within 30 days following the purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently the Fund's transfer agent charges a $15.00 fee. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled 'Expenses Paid During Period' to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transactional costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                                BEGINNING ACCOUNT   ENDING ACCOUNT   DURING THE PERIOD
                                                  VALUE 3/1/05      VALUE 8/31/05    3/1/05 - 8/31/05*
                                                  ------------      -------------    -----------------
Actual........................................      $1,000.00         $1,072.90           $13.90
Hypothetical (5% annual return before
  expenses)...................................      $1,000.00         $1,011.80           $13.49

---------

* Expenses are equal to the Fund's annualized expense ratio of 2.66% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005
--------------------------------------------------------------------------------

  SHARES                                                                                VALUE
  ------                                                                                -----
              COMMON STOCKS                                               90.2%
              INTERNET -- COMMERCE                       29.2%
    128,500   51job, Inc. -- ADR*(a)^                                                $  1,941,635
     63,700   Ameritrade Holding Corporation*                                           1,267,630
  1,986,874   Art Technology Group, Inc.*                                               2,006,743
    413,773   Autobytel Inc.*                                                           2,068,865
     32,878   Ctrip.com International Ltd. -- ADR ^                                     1,860,566
     35,821   Digital River, Inc.*(a)                                                   1,360,482
      1,000   eBay Inc.*                                                                   40,490
     70,000   Expedia, Inc.*                                                            1,558,200
    491,274   HomeStore, Inc.*                                                          1,866,840
     70,000   IAC/InterActiveCorp*                                                      1,718,500
     65,100   Monster Worldwide Inc.*(a)                                                2,033,724
     21,000   Shanda Interactive Entertainment Ltd -- ADR *(a)^                           698,460
     86,720   Spark Networks PLC -- GDR *^ (EUR)                                          764,878
                                                                                     ------------
                                                                                       19,187,013
              INTERNET -- COMMUNICATIONS                   7.8%
    202,000   Airspan Networks Inc.*                                                      943,340
     56,000   Alvarion Limited*(a)^                                                       482,720
    124,050   Openwave Systems Inc.*(a)                                                 2,134,900
  1,600,000   Tencent Holdings Limited (HK)^                                            1,562,816
                                                                                     ------------
                                                                                        5,123,776
              INTERNET -- INFRASTRUCTURE                     38.7%
    238,288   Agile Software Corporation*(a)                                            1,582,232
     98,700   Akamai Technologies, Inc.*                                                1,366,008
     20,000   Apple Computer, Inc.*                                                       938,600
    114,000   Digimarc Corporation*                                                       754,680
     18,000   Digital Insight Corporation*                                                486,720
     83,407   Internet Security Systems, Inc.*                                          1,895,007
    294,300   Interwoven, Inc.*                                                         2,354,400
     18,000   Macrovision Corporation*(a)                                                 333,000
    258,904   MatrixOne, Inc.*                                                          1,183,191
      1,000   McAfee Inc.*                                                                 30,650
    165,900   Open Text Corporation*(a)^                                                1,931,076
    250,090   PalmSource, Inc.*(a)                                                      2,480,893
    671,028   Plumtree Software, Inc.*                                                  3,663,813
     73,876   SafeNet, Inc.*(a)                                                         2,364,032
    240,079   SumTotal Systems, Inc.*(a)                                                  979,522
    462,307   webMethods, Inc.*(a)                                                      3,148,311
                                                                                     ------------
                                                                                       25,492,135
                                                                                     ------------

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005
--------------------------------------------------------------------------------

  SHARES                                                                                VALUE
  ------                                                                                -----
              COMMON STOCKS -- (CONTINUED)                                90.2%
              INTERNET -- MEDIA CONTENT                   14.5%
    141,918   Alloy, Inc.*                                                           $    718,105
      1,000   CNET Networks, Inc.*                                                         13,380
      1,000   Electronic Arts Inc.*                                                        57,280
        100   Google Inc.*                                                                 28,600
     40,686   InfoSpace, Inc.*                                                          1,015,522
    135,833   iVillage Inc.*                                                              872,048
     98,300   Jupitermedia Corporation*                                                 1,641,610
     25,100   SINA Corp*^                                                                 721,625
    160,500   Sohu.com Inc.*^                                                           2,805,540
    377,449   TheStreet.com*                                                            1,623,031
      1,000   THQ Inc.*                                                                    33,610
        274   Yahoo! Inc.*(a)                                                               9,135
                                                                                     ------------
                                                                                        9,539,486
                                                                                     ------------
              TOTAL COMMON STOCKS (COST $52,083,507)                                   59,342,410
                                                                                     ------------

 PRINCIPAL
  AMOUNT
  ------
              SHORT-TERM INVESTMENTS                                       6.7%
              U.S. GOVERNMENT AGENCY OBLIGATIONS         6.4%
$ 4,200,000   Federal Home Loan Bank, 2.650%, 09/01/05                                  4,200,000
                                                                                     ------------
              Total U.S. Government Agency Obligations                                  4,200,000
                                                                                     ------------
              VARIABLE RATE DEMAND NOTES #              0.3%
    225,601   Wisconsin Corporate Central Credit Union, 3.36%                             225,601
                                                                                     ------------
              Total Variable Rate Demand Notes                                            225,601
                                                                                     ------------
              TOTAL SHORT TERM INVESTMENTS
              (COST $4,425,601)                                                         4,425,601
                                                                                     ------------
              INVESTMENTS PURCHASED WITH CASH
              PROCEEDS FROM SECURITIES LENDING                            27.3%
              COMMERCIAL PAPER                           1.5%
  1,000,000   Morgan Stanley Floating Rate Commerical Paper,
              2.92%, Due 09/02/05                                                       1,000,000
                                                                                     ------------
              Total Commercial Paper                                                    1,000,000
                                                                                     ------------
              CORPORATE NOTES                            1.5%
  1,000,000   CCN Orchard Park LLC Variable Rate Notes, 3.19%,
              Due 4/06/06                                                               1,000,000
                                                                                     ------------
              Total Corporate Notes                                                     1,000,000
                                                                                     ------------

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005
--------------------------------------------------------------------------------

  SHARES                                                                                VALUE
              INVESTMENTS PURCHASED WITH
              CASH PROCEEDS FROM SECURITIES
              LENDING -- (CONTINUED)                                      27.3%

              MONEY MARKET MUTUAL FUNDS                0.0%
        885   Merrill Lynch Premier Institutional Fund                               $        885
                                                                                     ------------
              Total Money Market Mutual Funds                                                 885
                                                                                     ------------
 PRINCIPAL
  AMOUNT
              REPURCHASE AGREEMENTS                   24.3%
              Credit Suisse First Boston Repurchase Agreement:
$12,000,000   (Dated 08/31/05), 3.60%, Due 09/01/05 (Repurchase
              Proceeds $12,001,200), (Collateralized by Fannie
              Mae Collateralized Mortgage Obligations)                                 12,000,000
  4,000,000   (Dated 08/31/05), 3.62%, Due 09/01/05 (Repurchase
              Proceeds $4,000,403), (Collateralized by Credit
              Suisse First Boston Mortgage Securities Corp.
              Collateralized Mortgage Obligations)                                      4,000,000
                                                                                     ------------
              Total Repurchase Agreements                                              16,000,000
                                                                                     ------------
              TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
              FROM SECURITIES LENDING (COST $18,000,885)                               18,000,885
                                                                                     ------------
              TOTAL INVESTMENTS (COST $74,509,993)                       124.2%        81,768,896
              LIABILITIES LESS OTHER ASSETS                             (24.2)%       (15,948,881)
                                                                                     ------------
              TOTAL NET ASSETS                                          100.00%      $ 65,820,015
                                                                                     ------------
                                                                                     ------------

  *  Non Income Producing.
  ^  Foreign security.
(a)  All or a portion of shares are on loan.
ADR  American Depository Receipt.
GDR  Global Depository Receipt.
EUR Security denominated in European Monetary Unit. Value translated to U.S. dollars.
 HK Security denominated in Hong Kong Dollars. Value translated to U.S. dollars.
  # Variable rate demand notes are considered short-term obligations and are payable upon demand. Interest rates change periodically on specified dates. The rate listed is as of August 31, 2005.

JACOB INTERNET FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2005
--------------------------------------------------------------------------------

ASSETS:
    Investments, at value (cost $58,509,993)                  $  65,768,896
    Repurchase Agreements (cost $16,000,000)                     16,000,000
    Receivable for investments sold                               2,888,033
    Receivable for capital shares sold                              134,481
    Interest receivable                                               1,269
    Other assets                                                     16,874
                                                              -------------
        Total Assets                                             84,809,553
                                                              -------------
LIABILITIES:
    Payable for collateral received for securities loaned at
      market value                                               18,000,885
    Payable for investments purchased                               434,377
    Payable for capital shares repurchased                          182,030
    Payable to Adviser                                               71,867
    Payable for distribution expenses                               110,614
    Accrued expenses and other liabilities                          189,765
                                                              -------------
        Total Liabilities                                        18,989,538
                                                              -------------
NET ASSETS                                                    $  65,820,015
                                                              -------------
                                                              -------------
NET ASSETS CONSIST OF:
    Capital Stock                                             $ 213,455,294
    Accumulated net realized loss on investments               (154,894,182)
    Net unrealized appreciation on investments                    7,258,903
                                                              -------------
        Total Net Assets                                      $  65,820,015
                                                              -------------
                                                              -------------
    Shares outstanding (20 billion shares of $0.001 par
      value authorized)                                          31,899,346
                                                              -------------
    Net asset value, redemption price and offering price per
      share                                                   $        2.06
                                                              -------------
                                                              -------------

                     See notes to the financial statements.

JACOB INTERNET FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Dividend income (net of foreign taxes withheld of $658)   $    23,983
    Interest income                                               136,230
    Securities lending income                                      78,158
                                                              -----------
        Total Investment Income                                   238,371
                                                              -----------
EXPENSES
    Investment advisory fee                                       842,633
    Distribution expenses                                         235,937
    Administration fee                                             55,903
    Shareholder servicing and accounting costs                    276,251
    Custody fees                                                   32,438
    Federal and state registration                                 41,565
    Professional fees                                             124,763
    Reports to shareholders                                        61,719
    Directors' fees and expenses                                   80,993
    Other                                                          30,905
                                                              -----------
        Net expenses                                            1,783,107
                                                              -----------
NET INVESTMENT LOSS                                            (1,544,736)
                                                              -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investments                            9,788,988
    Change in net unrealized appreciation/(depreciation) on
      investments                                              10,363,321
                                                              -----------
    Net realized and unrealized gain on investments            20,152,309
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $18,607,573
                                                              -----------
                                                              -----------

                     See notes to the financial statements.

JACOB INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                YEAR ENDED        YEAR ENDED
                                                              AUGUST 31, 2005   AUGUST 31, 2004
                                                              ---------------   ---------------
OPERATIONS:
    Net investment loss                                        $ (1,544,736)     $  (1,838,349)
    Net realized gain on investments                              9,788,988         24,681,802
    Change in net unrealized appreciation/(depreciation) on
      investments                                                10,363,321        (23,906,741)
                                                               ------------      -------------
        Net increase/(decrease) in net assets resulting from
          operations                                             18,607,573         (1,063,288)
                                                               ------------      -------------
CAPITAL SHARE TRANSACTIONS: (NOTE 3)
    Proceeds from shares sold                                    64,032,290        155,976,225
    Cost of shares redeemed                                     (68,313,135)      (195,934,518)
    Redemption fees                                                   7,816           --
                                                               ------------      -------------
        Net decrease in net assets resulting from
          capital share transactions                             (4,273,029)       (39,958,293)
                                                               ------------      -------------
NET INCREASE/(DECREASE) IN NET ASSETS                            14,334,544        (41,021,581)
NET ASSETS:
    Beginning of period                                          51,485,471         92,507,052
                                                               ------------      -------------
    End of period                                              $ 65,820,015      $  51,485,471
                                                               ------------      -------------
                                                               ------------      -------------

                     See notes to the financial statements.

JACOB INTERNET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           YEAR ENDED         YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                        AUGUST 31, 2005     AUGUST 31, 2004   AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2001
                                        ---------------     ---------------   ---------------   ---------------   ---------------
PER SHARE DATA:
Net asset value, beginning of period      $      1.51         $      1.48       $      0.60       $      0.83       $      5.54
                                          -----------         -----------       -----------       -----------       -----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment (loss)(1)                     (0.05)              (0.05)            (0.01)            (0.04)            (0.05)
   Net realized and unrealized gains
    (losses) on investments                      0.60                0.08              0.89             (0.19)            (4.66)
                                          -----------         -----------       -----------       -----------       -----------
   Total from investment operations              0.55                0.03              0.88             (0.23)            (4.71)
                                          -----------         -----------       -----------       -----------       -----------
Redemption fees                                  0.00                  --                --                --                --
                                          -----------         -----------       -----------       -----------       -----------
Net asset value, end of period            $      2.06         $      1.51       $      1.48       $      0.60       $      0.83
                                          -----------         -----------       -----------       -----------       -----------
                                          -----------         -----------       -----------       -----------       -----------
Total return                                   36.42%               2.03%           146.67%           (27.71%)          (85.02%)(2)
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period              $65,820,015         $51,485,471       $92,507,052       $12,091,297       $17,017,392
   Ratio of gross operating expenses
    (prior to reimbursements) to
    average net assets                          2.64%               2.63%             2.85%(3)          5.29%(3)          2.99%
   Ratio of net operating expenses
    to average net assets                       2.64%               2.63%             2.13%(3)          4.60%(3)          2.82%
   Ratio of net investment (loss)
    (prior to reimbursements) to
    average net assets                         (2.29%)             (2.44%)           (2.60%)(3)        (5.06%)(3)        (2.42%)
   Ratio of net investment (loss) to
    average
    net assets                                 (2.29%)             (2.44%)           (1.88%)(3)        (4.37%)(3)        (2.25%)
   Portfolio turnover rate                    127.13%             154.63%           363.27%         1,080.63%           347.84%

---------

(1) Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

(2) If certain losses had not been assumed by the affiliate, total return would have been lower by less than 0.01%.

(3) The net operating expense ratio and the net investment loss ratio includes expense reductions from fees paid indirectly with brokerage commissions.

                     See notes to the financial statements.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS
AUGUST 31, 2005
--------------------------------------------------------------------------------

NOTE 1 -- DESCRIPTION OF FUND

Jacob Internet Fund Inc. (the 'Corporation'), was organized as a Maryland corporation on July 13, 1999 and is registered under the Investment Company Act of 1940, as amended (the '1940 Act'), as an open-end management investment company issuing its shares in series. The Corporation currently consists of one 'diversified' series, the Jacob Internet Fund (the 'Fund') and the authorized capital stock of the Fund consists of twenty billion shares of stock having a par value of one-tenth of one cent ($0.001) per share. The primary investment objective of the Fund is long-term growth of capital with current income as a secondary objective. The Fund commenced operations on December 14, 1999.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.

   (a) Investment Valuation -- Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded, except those traded on the NASDAQ NMS and Small Cap exchanges, unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used. Securities traded on the NASDAQ National Market and Capital Market exchanges are valued at the NASDAQ Official Closing Price ('NOCP'). Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Where market quotations are not readily available or are unreliable, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security's fair value.

   (b) Income Recognition -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. All discounts and premiums are amortized using the effective interest method for tax and financial reporting purposes.

   (c) Securities Transactions -- Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined using specific identification. Fluctuations resulting from changes in foreign exchage rates on investments from the fluctuations arising from changes in those foreign exchange rates are included with the net realized and unrealized gain or loss from investments in the Fund's financial statements.

   (d) Distributions to Shareholders -- The Fund records distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed at least annually. The amounts of distributions from net investment income and net realized capital gains are

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS  (CONTINUED)
AUGUST 31, 2005
--------------------------------------------------------------------------------

   determined in accordance with federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the differences arise.

   (e) Federal Income Taxes -- The Fund complies with provisions of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Fund's taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

   (f) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (g) Repurchase Agreements. The Fund may enter into repurchase agreements with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in U.S. government securities by the Federal Reserve Bank of New York. Repurchase agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price and an agreed-upon time. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. Although the securities subject to the repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than 397 days after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price of the security back to the original seller will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the security, and will not be related to the coupon rate of the purchased security. In the event that the repurchase agreement is held for more than one day, the security serving as collateral for the repurchase agreement will be marked-to-market daily to ensure that the value of the collateral does not decrease below the purchase price, plus accrued interest. If a decrease occurs, the seller will provide additional collateral to add to the account to maintain appropriate collateralization.

   The use of repurchase agreements involves certain risks. One risk is the seller's ability to pay the agreed upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduced the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. Delays may result in possible decline in the value of the underlying security while the Fund seeks its rights thereto, possible lack of access to income on the underlying security during the delayed period, and expenses in enforcing the Fund's rights.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS  (CONTINUED)
AUGUST 31, 2005
--------------------------------------------------------------------------------

NOTE 3 -- CAPITAL SHARE TRANSACTIONS

At August 31, 2005, there were twenty billion shares, $0.001 par value, authorized.

Transactions in shares of the Fund were as follows:

                                                                   YEAR ENDED
                                                                 AUGUST 31, 2005
                                                           ---------------------------
                                                              SHARES         AMOUNT
                                                              ------         ------
Sales                                                        33,049,937   $ 64,032,290
Redemption                                                  (35,333,556)   (68,313,135)
Redemption Fees                                                 --               7,816
                                                           ------------   ------------
Net Decrease                                                 (2,283,619)  $ (4,273,029)
                                                           ------------   ------------
                                                                          ------------
SHARES OUTSTANDING:
    Beginning of period                                      34,182,965
                                                           ------------
    End of period                                            31,899,346
                                                           ------------
                                                           ------------

                                                                   YEAR ENDED
                                                                AUGUST 31, 2004
                                                          ----------------------------
                                                             SHARES         AMOUNT
                                                             ------         ------
Sales                                                       91,890,796   $ 155,976,225
Redemptions                                               (120,063,452)   (195,934,518)
                                                          ------------   -------------
Net Decrease                                               (28,172,656)  $ (39,958,293)
                                                          ------------   -------------
                                                                         -------------
SHARES OUTSTANDING:
    Beginning of period                                     62,355,621
                                                          ------------
    End of period                                           34,182,965
                                                          ------------
                                                          ------------

NOTE 4 -- INVESTMENT TRANSACTIONS

During the year ended August 31, 2005, purchases and sales of investment securities (excluding short-term investments) were $77,500,553 and $88,136,328, respectively. The Fund did not purchase U.S. Government securities as a part of its investment strategy during the year ended August 31, 2005.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS  (CONTINUED)
AUGUST 31, 2005
--------------------------------------------------------------------------------

At August 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of Investments.......................................  $  75,926,335
                                                            -------------
                                                            -------------
Gross unrealized appreciation.............................     12,631,055
Gross unrealized depreciation.............................     (6,788,494)
                                                            -------------
Net unrealized appreciation...............................  $   5,842,561
                                                            -------------
                                                            -------------
Undistributed ordinary income.............................       --
Undistributed long-term capital gain......................       --
                                                            -------------
Total distributable earnings..............................  $    --
                                                            -------------
                                                            -------------
Other accumulated losses..................................  $(153,477,840)
                                                            -------------
Total accumulated losses..................................  $(147,635,279)
                                                            -------------
                                                            -------------

At August 31, 2005, the Fund had an accumulated net realized capital loss carryover of $153,477,840, of which $63,601,480 expires in 2009, and $89,876,360 expires in 2010. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

The Fund made no distributions during the years ended August 31, 2004 and August 31, 2005.

NOTE 5 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Corporation has an Investment Advisory Agreement (the 'Agreement') with Jacob Asset Management of New York LLC (the 'Adviser'), with whom certain officers and Directors of the Board are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Corporation, on behalf of the Fund, compensates the Adviser for its management services based on an annual rate of 1.25% of the Fund's average daily net assets.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund. U.S. Bancorp Asset Management serves as the securities lending agent.

NOTE 6 -- SECURITIES LENDING

The Fund may lend portfolio securities up to 33% of its total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by U.S. Bancorp Asset Management. The Agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS  (CONTINUED)
AUGUST 31, 2005
--------------------------------------------------------------------------------

The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the types of security, length of the loan and credit standing of the borrower. The Fund continues to receive interest or dividends on the securities loaned during the borrowing period. The Fund has the right under the terms of the securities lending agreement to recover the securities from the borrower on demand. U.S. Bancorp Asset Management received $44,344 from the Fund for its securities lending administrative services during the year ended August 31, 2005.

As of August 31, 2005, the Fund had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the custodian with the approval of the Adviser. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. As of August 31, 2005, the value of the Fund's securities on loan was $17,211,981 and the value of the related collateral was $18,000,885.

NOTE 7 -- DISTRIBUTION AND SERVICE PLAN

The Corporation, on behalf of the Fund, has adopted a distribution and service plan (the 'Plan'), pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will compensate the Adviser up to 0.25% per annum of the Funds' average daily net assets for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Fund for providing servicing to their clients ('Shareholder Servicing Fee'). The Plan also provides for a distribution fee equal to 0.10% of the Fund's average daily net assets on an annual basis ('Asset Based Sales Charge'). Such a fee is paid to Quasar Distributors, LLC, ('distributor') to compensate the Distributor for basic distribution services, out of pocket expenses incurred in connection with activities to sell Fund shares, advertising compliance reviews, and licensing of the Adviser's staff. The Distributor may make payments from time to time from the Asset Based Sales Charge to broker-dealers, other financial professionals whose clients are Fund shareholders, and for providing distribution assistance and promotional support to the Fund. The Fund incurred $235,937 in expenses pursuant to the 12b-1 Plan for the year ended August 31, 2005. At August 31, 2005, $110,614 of the Shareholder Servicing Fee was available for eligible 12b-1 expenses.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of JACOB INTERNET FUND INC.:

We have audited the accompanying statement of assets and liabilities of Jacob Internet Fund Inc. (the 'Fund'), including the schedule of investments, as of August 31, 2005, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The Fund's financial statements and financial highlights for the periods ended prior to August 31, 2005 were audited by other auditors whose report, dated October 8, 2004, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2005, the results of its operations, changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP

Milwaukee, WI
October 21, 2005

                             ADDITIONAL INFORMATION

INFORMATION ABOUT DIRECTORS

    The business and affairs of the Fund are managed under the direction of the Corporation's Board of Directors. Information pertaining to the Directors of the Corporation is set forth below. The Statement of Additional Information includes additional information about the Corporation's Directors and Officers and is available, without charge, upon request by calling toll-free 1-888-Jacob-fx (1-888-522-6239).

                                                                                                 NUMBER OF
                                                      TERM OF                                   PORTFOLIOS
                                                     OFFICE &                                     IN FUND         OTHER
                                    POSITION(S)      LENGTH OF                                    COMPLEX     DIRECTORSHIPS
                                    HELD WITHIN        TIME      PRINCIPAL OCCUPATION DURING     OVERSEEN        HELD BY
    NAME, ADDRESS AND AGE         THE CORPORATION    SERVED(1)         PAST FIVE YEARS          BY DIRECTOR      DIRECTOR
    ---------------------         ---------------    ---------         ---------------          -----------      --------
INDEPENDENT DIRECTORS:
William B. Fell ..............       Director          Since    General Accounting Manager            1            None
125 East County Line Road                              1999     Instrumentation Division, ABB
Warminster, PA 18974                                            Inc. since February 2004;
Age: 36                                                         Manager, Financial Analysis,
                                                                Food and Support Services
                                                                Division of ARAMARK
                                                                Corporation March
                                                                2003 - February 2004; Director
                                                                of Forecasting and Financial
                                                                Systems, March 2002 - March
                                                                2003; Manager, Accounting
                                                                Services, September
                                                                1996 - March 2002; Senior
                                                                Accountant, March 1995 -
                                                                September 1996, Maritrans Inc.
Christopher V. Hajinian ......       Director          Since    Christopher V. Hajinian, P.C.;        1            None
130 Almshouse Rd.                                      1999     Self- employed attorney since
Richboro, PA 18954                                              1999; Litigation associate,
Age: 36                                                         Naulty, Scaricamazza &
                                                                McDevitt, Ltd., September
                                                                1996 - August 1999.
Jeffrey I. Schwarzschild .....       Director          Since    Associate attorney, Law Office        1            None
2001 P. Street, Suite 100                              1999     of Mark E. Merin since April
Sacramento, CA 95814                                            2003; Associate attorney,
Age: 34                                                         Goldstein, Gellman, Melbostad,
                                                                Gibson & Harris, LLP
                                                                ('Goldstein Gellman') June
                                                                2001 - March 2003; Consultant,
                                                                International Venture
                                                                Associates (high-level
                                                                strategic consulting and
                                                                business development firm),
                                                                February 2000 - June 2001.
                                                                Associate attorney, Goldstein
                                                                Gellman from February 1999
                                                                through February 2000.

                                                        (continued on next page)

(continued from previous page)

                                                                                                 NUMBER OF
                                                      TERM OF                                   PORTFOLIOS
                                                     OFFICE &                                     IN FUND         OTHER
                                    POSITION(S)      LENGTH OF                                    COMPLEX     DIRECTORSHIPS
                                    HELD WITHIN        TIME      PRINCIPAL OCCUPATION DURING     OVERSEEN        HELD BY
    NAME, ADDRESS AND AGE         THE CORPORATION    SERVED(1)         PAST FIVE YEARS          BY DIRECTOR      DIRECTOR
    ---------------------         ---------------    ---------         ---------------          -----------      --------
INTERESTED DIRECTORS(3):
Ryan I. Jacob(2)(3) ..........       Director,         Since    Chairman and Chief Executive          1            None
19 West 34th Street, Suite      President, Chairman    1999     Officer of the Adviser since
816A                             of the Board and               1999; Chief Portfolio Manager
New York, New York 10001          Chief Executive               of The Internet Fund, Inc.
Age: 36                               Officer                   from December 1997 - June
                                                                1999; Analyst for Horizon
                                                                Asset Management from
                                                                1994 - August 1998.
Leonard S. Jacob, M.D.,
Ph.D.(2)(4) ..................       Director          Since    Chairman and Chief Executive          1       Macromed Inc.,
1787 Sentry Park West,                                 1999     Officer, InKine Pharmaceutical                   Carelift
Building 18, Suite 440,                                         Company, Inc. since November                  International
Blue Bell, Pennsylvania 19422                                   1997; President and Chief                     (a non-profit
Age: 56                                                         Executive Officer, Sangen                     medical relief
                                                                Pharmaceutical Company since                  organization),
                                                                June 1996; Independent                        Recording for
                                                                Consultant to various                         the Blind and
                                                                biotechnology companies since                   Dyslexic,
                                                                June 1996; Co-founder and                     Saving Face (a
                                                                Chief Operating Officer,                        non-profit
                                                                Genaera Corporation (formerly                  organization
                                                                Magainin Pharmaceutical Inc.)                  for facially
                                                                1989 - 1996; Worldwide V.P.                     disfigured
                                                                SmithKline Beckman, 1985-1989.                  children).

OFFICERS:
Francis J. Alexander .........    Vice President,      Since    Member of the Adviser and           N/A            N/A
19 West 34th Street                Secretary and       1999     portfolio manager of the Fund
Suite 816A                           Treasurer                  since inception in 1999,
New York, New York 10001                                        Director of the Fund, 1999 -
Age: 60                                                         October 17, 2003; President,
                                                                Alexander Capital Management,
                                                                Inc., March 1985 to December
                                                                2003; Managing Member, ACMG,
                                                                LLC (registered investment
                                                                adviser), October 1999 to
                                                                present; Director and
                                                                portfolio manager, 1998 -March
                                                                2002, chairman of investment
                                                                committee, March 1999 - March
                                                                2002, Lepereq, de Neuflize &
                                                                Co. Inc. (financial services
                                                                company in investment advisory
                                                                and broker/dealer business).

                                                        (continued on next page)

(continued from previous page)

                                                                                                 NUMBER OF
                                                      TERM OF                                   PORTFOLIOS
                                                     OFFICE &                                     IN FUND         OTHER
                                    POSITION(S)      LENGTH OF                                    COMPLEX     DIRECTORSHIPS
                                    HELD WITHIN        TIME      PRINCIPAL OCCUPATION DURING     OVERSEEN        HELD BY
    NAME, ADDRESS AND AGE         THE CORPORATION    SERVED(1)         PAST FIVE YEARS          BY DIRECTOR      DIRECTOR
    ---------------------         ---------------    ---------         ---------------          -----------      --------
Shane Morris .................   Chief Compliance      Since    Operations Manager for the          N/A            N/A
19 West 34th Street             Officer; Anti-Money   October   Adviser since February 2002;
Suite 816A                          Laundering         2004     previously, producer, writer
New York, NY 10001              Compliance Officer              and director for Living Room
Age: 28                                                         Theatre Productions, May 1999-
                                                                January 2002.

---------

(1) Each Director holds office during the lifetime of the Fund, until his termination, or until the election and qualification of his successor.

(2) Ryan I. Jacob and Leonard S. Jacob are related to each other as nephew and uncle, respectively.

(3) Ryan I. Jacob is deemed to be an 'interested person' of the Fund (as defined in the 1940 Act) because of his affiliation with the Adviser.

(4) Under the 1940 Act definition of 'interested person,' Leonard S. Jacob qualifies as an independent director. Since the Fund's inception, Dr. Jacob acted and served in the role of independent director. In October 2003, the Board of Directors voted to re-classify Dr. Jacob as an interested Director as a result of a new 'best practice' corporate governance recommendation for mutual funds.

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 3, 2005, Ernst & Young LLP ('E&Y') notified the Fund of its intention to resign as the Funds' independent registered public accounting firm. The Board has selected Deloitte & Touche LLP to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ending August 31, 2005. The decision to select Deloitte & Touche LLP was recommended by the Audit Committee and was approved by the Board on July 22, 2005.

The selection of Deloitte & Touche LLP does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of the Fund's prior auditor. During the two most recently completed fiscal years, E&Y's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and E&Y on any matter of accounting principles or practices, financial statement disclosures or auditing scope or procedure, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available by calling toll-free 1-888-Jacob-fx (522-6239) or on the SEC website at http://www.sec.gov.

PROXY VOTING RECORD

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-888-Jacob-fx (522-6239) or on the SEC website at http://www.sec.gov.

                                 Jacob Internet
                                   Fund Inc.



                               Investment Advisor
                     Jacob Asset Management of New York LLC

                        Administrator and Transfer Agent
                               and Dividend Agent
                        U.S. Bancorp Fund Services, LLC

                          Underwriter and Distributor
                            Quasar Distributors, LLC

                                   Custodian
                                U.S. Bank, N.A.

                         Independent Registered Public
                                Accounting Firm
                             Deloitte & Touche LLP



                         [LOGO OF JACOB INTERNET FUND]



 This report has been prepared for the information of shareholders of the Jacob Internet Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Fund's objectives, policies, management, records and other information.


                     Jacob Asset Management of New York LLC
                           1-888-Jacob-fx (522-6239)
                             www.JacobInternet.com


                                     Annual
                                     Report
                                ---------------
                                August 31, 2005

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. The registrant has posted its code of ethics on its Internet website: www.jacobinternet.com.

Item 3. Audit Committee Financial Expert.

The registrant's board of directors has determined that William B. Fell possesses the technical attributes to qualify as an "audit committee financial expert" serving on the registrant's audit committee and designated William B. Fell as the "audit committee financial expert." Mr. Fell is independent under the standards set forth in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

----------------------------- ----------------------- -----------------------
                              FYE 08/31/2005          FYE 08/31/2004
----------------------------- ----------------------- -----------------------
Audit Fees                    $19,500                 $16,000
Audit-Related Fees            $0                      $0
Tax Fees                      $3,500                  $4,000
All Other Fees                $0                      $0
----------------------------- ----------------------- -----------------------

The registrant's audit committee has adopted an Audit Committee Charter that provides that the audit committee shall pre-approve all audit and non-audit services of the registrant, including services provided to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other entity controlling, controlled by or under common control with the investment adviser) for the last two fiscal years.

------------------------------------------- ------------------------ -----------------------
Non-Audit Fees                              FYE 08/31/2005           FYE 08/31/2004
------------------------------------------- ------------------------ -----------------------
Registrant                                  $3,500                   $4,000
Registrant's Investment Adviser             $0                       $0
------------------------------------------- ------------------------ -----------------------


Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

The Schedule of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) The registrant's principal executive officer/President and principal financial officer/Treasurer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant's service provider.

(b) There were no significant changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. The registrant has posted its Code of Ethics on its website at www.jacobinternet.com.
                                                 ---------------------

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  Jacob Internet Fund Inc.
                       ---------------------------------------------------------

         By (Signature and Title)  /s/ Ryan Jacob
                                 -----------------------------------------------
                                       Ryan Jacob, President
         Date   10/31/05
              ------------------------------------------------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)   /s/ Ryan Jacob
                                  ----------------------------------------------
                                        Ryan Jacob, President
         Date  10/31/05
              ------------------------------------------------------------------

         By (Signature and Title)   /s/ Francis Alexander
                                  ----------------------------------------------
                                        Francis Alexander, Treasurer

         Date  10/31/05
              ------------------------------------------------------------------


                          STATEMENT OF DIFFERENCES
                          ------------------------

 The registered trademark symbol shall be expressed as.................. 'r'